BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
BUSINESS COMBINATION
5.	BUSINESS COMBINATION
Shijiazhuang
On July 1, 2019, the Group acquired a 51% equity interest in 7 learning centers in Shijiazhuang certain fixed assets, student contracts and key employees of the educational consulting business from a franchisee of the Group. The acquisition is expected to complement the Group’s existing business and achieve significant synergies.
Total consideration was RMB44,061 in cash, which was fully paid as of December 31, 2020.
The Group has completed the valuations necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed, resulting from which the amount of goodwill was determined and recognized as of the acquisition date. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of July 1, 2019, the date of acquisition:

RMB
Purchase consideration	44,061
Net assets acquired, excluding intangible assets and the related deferred tax liabilities	(83,813)
Intangible assets	15,800
Student base	15,800
Deferred tax liabilities	(4,742)
Non-controlling interest	(33,866)
Goodwill	150,682
The
non-controlling
interests on acquisition date was measured by applying the equity percentage held by minority shareholders and a discount for lack of control premium to the fair value of the acquired business of Shijiazhuang, which was determined using an income approach. The significant inputs were revenue growth rates, gross margin rates, weighted-average cost of capital, discount rate and terminal values.
Goodwill recognized on the acquisition date is the expected synergies from combining operations of Shijiazhuang and the Group, which does not qualify for separate recognition. None of the goodwill recognized is expected to be deductible for income tax purposes.
The Group recognized RMB83 and RMB347 of acquisition related costs which were included in general and administrative expenses for the years ended December 31, 2019 and 2020, respectively.
The information of pro forma revenue and net loss for the year ended December 31, 2018 is not available and the cost to develop it would be excessive. The unaudited pro forma information for the year ended December 31, 2019 set forth below gives effect to the acquisition as if it had occurred at the beginning of the period. The pro forma results have been calculated after applying the Group’s accounting policies and including adjustments primarily related to the amortization of acquired intangible assets, and income tax effects, as applicable. The pro forma information does not include any impact of transaction synergies and is presented for informational purposes only and is not necessarily indicative of the results of operations that actually would have been occurred had the acquisition been consummated as of that time or that may result in the future:

	For the year ended December 31, 2019
	pro forma (unaudited)	As reported
	RMB	RMB
Revenues	1,555,302	1,529,447
Net income	152,669	148,100
In December 2021, the Group sold all of its investment in Shijiazhuang, and the disposal of Shijiazhuang was qualified for reporting as a “discontinued operation”. See Note 3.

Changping
On November 1, 2019, the Group acquired certain fixed assets, intellectual properties, material contracts and key employees of a franchised learning center in Changping (“Changping”) from a franchisee of the Group for a total cash consideration of RMB12,669
,
 of which RMB1,050 was unpaid as of December 31, 2020.
Identifiable intangible assets acquired include student base of RMB4,500
.
Goodwill recognized on the acquisition date is not tax deductible and amounted to RMB18,986
; a
nd represents the expected synergies from combining the operations of Changping and the Group, which does not qualify for separate recognition.
The actual results of operation after the acquisition date and pro-forma
results of operations for this acquisition have not been presented because the effects of this acquisition were insignificant.
In December 2021, the Group sold all of its investment in Changping, and the disposal of Changping was qualified for reporting as a “discontinued operation”. See Note 3.
Huairou
On July 1, 2020, the Group acquired certain fixed assets, intellectual properties, material contracts and key employees of a franchised learning center in Huairou (“Huairou”) from a franchisee of the Group for a total cash consideration of RMB8,075, of which RMB700 was unpaid as of December 31, 2020.
Identifiable intangible assets acquired include student base of RMB3,000. Goodwill recognized on the acquisition date is not tax deductible and amounted to RMB11,956; and represents the expected synergies from combining the operations of Huairou and the Group, which does not qualify for separate recognition.
The actual results of operation after the acquisition date and pro-forma
results of operations for this acquisition have not been presented because the effects of this acquisition were insignificant.
In December 2021, the Group sold all of its investment in Huairou, and the disposal of Huairou was qualified for reporting as a “discontinued operation”. See Note 3.